Pension and Other Post-Employment Benefits - Changes in Fair Value of Plan Assets (Detail) - Plan assets [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Opening balance	€ 3,019	€ 3,206
Interest income	70	66
Remeasurements: Return on plan assets excluding amounts included in interest income	274	(143)
Employer's contribution	34	66
Participants' contributions	2	3
Benefits paid	(126)	(176)
Exchange rate differences	104	(3)
Closing balance	3,377	3,019
Actual return on the plan assets	€ 344	€ (77)